SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [_]; Amendment Number:
                                               ------------------
   This Amendment (Check only one.): [_] is a restatement.
                                     [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Invus Public Equities Advisors, L.L.C.
Address: 750 Lexington Avenue, 30th Fl.
         New York, New York 10022

Form 13F File Number: 28-11522

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Khalil Barrage
Title: Vice President, Secretary and Treasurer
Phone: (212) 317-7520

Signature, Place, and Date of Signing:


    /s/ Khalil Barrage          New York, New York            Jan 25, 2010
--------------------------  -------------------------  -------------------------
        [Signature]               [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         FORM 13F SUMMARY PAGE Report

Summary:

Number of Other Included Managers:             0
                                        -------------
Form 13F Information Table Entry Total:       43
                                        -------------
Form 13F Information Table Value Total:    $503,571 (thousands)
                                        -------------

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

FORM 13F INFORMATION TABLE
Invus Public Equities Advisors LLC
Report for the quarter ending December 31, 2010

COLUMN 1                      COLUMN 2              COLUMN 3        COLUMN 4         COLUMN 5
--------                      --------              --------        --------         --------
NAME OF ISSUER                TITLE OR CLASS        CUSIP           VALUE (x$1000)   PRN
ACORDA THERAPEUTICS INC       COM                  00484M106        39,527           1,450,000          SH
ALEXION PHARMACEUTICALS INC   COM                  15351109         34,234             425,000          SH
ANTIGENICS INC DEL            COM                  37032109            505             500,000          SH
AUXILIUM PHARMACEUTICALS INC  COM                  05334D107        34,815           1,650,000          SH
AVANIR PHARMACEUTICALS INC    CL A NEW             05348P401        13,056           3,200,000          SH
BANK OF AMERICA CORPORATION   COM                  60505104         16,008           1,200,000          SH
BEAZER HOMES USA INC          COM                  07556Q105         2,695             500,000          SH
BIODEL INC                    COM                  09064M105         1,281             700,000          SH
BRF-BRASIL FOODS S A          SPONSORED ADR        10552T107         8,440             500,000          SH
CELERA CORP                   COM                  15100E 106        1,782             282,857          SH
CISCO SYS INC                 COM                  17275R102        22,253           1,100,000          SH
CITIGROUP INC COM             COM                  172967101        14,190           3,000,000          SH
CROWN CASTLE INTL CORP        COM                  228227104         6,575             150,000          SH
E-COMMERCE CHINA DANGDANG IN  SPN ADS COM A        26833A105           812              30,000          SH
EXPRESS SCRIPTS INC           COM                  302182100        17,566             325,000          SH
GENERAL MTRS CO               COM                  37045V100        18,430             500,000          SH
GOLDMAN SACHS GROUP INC       COM                  38141G104         8,408              50,000          SH
GOOGLE INC                    CL A                 38259P508        23,759              40,000          SH
JPMORGAN CHASE & CO           COM                  46625H100        10,605             250,000          SH
JARDEN CORP                   COM                  471109108         6,174             200,000          SH
LEXICON PHARMACEUTICALS INC   COM                  528872104         5,603           3,891,108          SH
MAKEMYTRIP LIMITED MAURITIUS  SHS                  V5633W109         1,352              50,000          SH
MARTIN MARIETTA MATLS INC     COM                  573284106        16,603             180,000          SH
MASTERCARD INC                CL A                 57636Q104         6,723              30,000          SH
METLIFE INC                   COM                  59156R108        33,330             750,000          SH
MGIC INVT CORP WIS            COM                  552848103         4,076             400,000          SH
MINDRAY MEDICAL INTL LTD      SPON ADR             602675100        11,220             425,000          SH
MORGAN STANLEY                COM NEW              617446448         6,803             250,000          SH
NEKTAR THERAPEUTICS           COM                  640268108        17,990           1,400,000          SH
ONYX PHARMACEUTICALS INC      COM                  683399109        12,905             350,000          SH
PACIFIC BIOSCIENCES CALIF IN  COM                  69404D108         3,580             225,000          SH
PMI GROUP INC                 COM                  69344M101         5,940           1,800,000          SH
QUALCOMM INC                  COM                  747525103        17,322             350,000          SH
REPUBLIC AWYS HLDGS INC       COM                  760276105         1,464             200,000          SH
RESEARCH IN MOTION LTD        COM                  760975102         2,907              50,000          SH
SFN GROUP INC                 COM                  784153108           976             100,000          SH
SMART TECHNOLOGIES INC        CL A SUB VTG S       83172R108        10,369           1,098,369          SH
VISA INC                      COM CL A             92826C839        10,557             150,000          SH
WELLS FARGO & CO NEW          COM                  949746101        21,693             700,000          SH
CITIGROUP INC                 UNIT 99/99/9999      172967416         5,878              43,000          SH
MICROVISION INC DEL           *W EXP 07/23/201     594960163           144             360,515          SH
Diagnosticos Da America SA    COM                  B03WBK9          13,802           1,020,000          SH
Fleury SA                     COM                  B4X4D29          11,219             700,000          SH